Stockholders' Equity (Tables)	12 Months Ended
Feb. 29, 2020
Stockholders' Equity
Schedule of convertible preferred stock

		Shares	Issued and	Carrying	Liquidation
Series	Par value	authorized	outstanding	amount	value
A‑1	$0.0001	3,560,000	3,559,995	$10,000	$10,000
A‑2	0.0001	2,579,999	2,579,994	10,000	10,000
B	0.0001	4,058,736	4,058,731	16,944	16,944
C	0.0001	601,160	601,151	7,000	7,000
D	0.0001	1,751,874	1,751,871	30,000	30,000
E	0.0001	6,089,189	6,089,159	140,720	145,300
F	0.0001	873,038	873,038	18,358	20,000
		19,513,996	19,513,939	$233,022	$239,244